Balance Sheet Details (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Balance Sheet Details
Schedule of assets in balancesheet
	September 30,	December 31,
	2021	2020

Prepaid expenses and other current assets
Prepaid insurance	$1,082,446	$68,003
Prepaid research and development costs	-	7,050
Total prepaid expenses and other current assets	$1,082,446	$75,053

Fixed assets
Furniture and office equipment	$59,382	$59,382
Computer equipment	17,225	17,225
	76,607	76,607
Less: accumulated depreciation and amortization	(76,607)	(76,607)
Total fixed assets, net	$-	$-

Accrued and other current liabilities
Accrued interest payable	$-	$49,169
Accrued compensation and benefits	424,569	84,308
Accrued research and development costs	800	-
Total accrued and other current liabilities	$425,369	$133,477

	December 31,
	2019	2020
Prepaid Expenses:
Prepaid insurance	$56,045	$68,003
Prepaid clinical trial expense	17,634	7,050

Total prepaid expenses	$73,679	$75,053

Fixed Assets:
Furniture and office equipment	$59,382	$59,382
Computer equipment	17,225	17,225

	76,607	76,607
Less: accumulated depreciation and amortization	(76,285)	(76,607)

Total fixed assets, net	$322	$-
	December 31,
	2019	2020
Accrued and Other Current Liabilities:
Accrued payroll	$38,708	$-
Accrued interest payable	5,606	49,169
Accrued employee benefits	3,663	-
Accrued vacation	107,063	84,308

Total accrued and other current liabilities	$155,040	$133,477